Commitment and Contingencies - Schedule of Transactions (Details)			1 Months Ended		6 Months Ended
	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Transactions [Abstract]
Total consideration for purchase of Yingxuan Assets	$ 20,700,000	¥ 151,400,000	$ 17,100,000	¥ 125,000,000	$ 21,130,744	¥ 151,372,197
Total amount paid					17,334,715	124,178,969
Balance due					3,796,029	27,193,228
Assets title transferred to the Company					11,894,485	85,207,329
Title to be transferred to the Company					9,236,259	66,164,868
Prepayment for purchase of Yingxuan Assets					$ 5,440,231	¥ 38,971,639